REVENUE - Disclosure of detailed information about revenues (Details) - CAD ($) $ in Thousands	12 Months Ended	13 Months Ended
	Aug. 31, 2022	Sep. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenue	$ 209,109	$ 233,647
Excise taxes	(63,300)	(72,008)
Net revenue	145,809	161,639
Adult-use recreational wholesale revenue (Canadian)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenue	184,686	209,001
Direct to patient medical and medical wholesale revenue (Canadian)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenue	7,872	3,584
International wholesale (business to business)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenue	15,138	18,874
Wholesale to licensed producers (Canadian)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenue	1,298	2,129
Other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenue	$ 115	$ 59